DERIVATIVE FINANCIAL INSTRUMENTS (Changes in Fair Value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	$ 0	$ (60)
(Decrease)/increase on cash flow hedges, before tax	22,721	1
Reclassification adjustments on cash flow hedges, before tax	0	59
Other comprehensive income, before tax, cash flow hedges, ending balance	22,721	0
Accumulated other comprehensive income, tax, beginning balance	0	20
Gains (losses) on cash flow hedges, tax	(6,824)	(1)
Reclassification adjustments on exchange differences on translation, tax	0	(19)
Accumulated other comprehensive income, tax, ending balance	(6,824)	0
Other comprehensive income, net of tax, cash flow hedges, beginning balance	0	(40)
Gains (losses) on cash flow hedges, net of tax	15,897	0
Reclassification adjustments on cash flow hedges, net of tax	0	40
Other comprehensive income, net of tax, cash flow hedges, ending balance	15,897	0
Interest Rate Derivatives
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	0	(60)
(Decrease)/increase on cash flow hedges, before tax	0	1
Reclassification adjustments on cash flow hedges, before tax	0	59
Other comprehensive income, before tax, cash flow hedges, ending balance	0	0
Accumulated other comprehensive income, tax, beginning balance	0	20
Gains (losses) on cash flow hedges, tax	0	(1)
Reclassification adjustments on exchange differences on translation, tax	0	(19)
Accumulated other comprehensive income, tax, ending balance	0	0
Other comprehensive income, net of tax, cash flow hedges, beginning balance	0	(40)
Gains (losses) on cash flow hedges, net of tax	0	0
Reclassification adjustments on cash flow hedges, net of tax	0	40
Other comprehensive income, net of tax, cash flow hedges, ending balance	0	0
Foreign Exchange Derivatives
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	0
(Decrease)/increase on cash flow hedges, before tax	22,721
Reclassification adjustments on cash flow hedges, before tax	0
Other comprehensive income, before tax, cash flow hedges, ending balance	22,721	0
Accumulated other comprehensive income, tax, beginning balance	0
Gains (losses) on cash flow hedges, tax	(6,824)
Reclassification adjustments on exchange differences on translation, tax	0
Accumulated other comprehensive income, tax, ending balance	(6,824)	0
Other comprehensive income, net of tax, cash flow hedges, beginning balance	0
Gains (losses) on cash flow hedges, net of tax	15,897
Reclassification adjustments on cash flow hedges, net of tax	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ 15,897	$ 0